Variable Interest Entities and Securitizations (Consolidated Assets of Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2025	Mar. 31, 2025
Variable Interest Entity [Line Items]
Total assets of MHFG	¥ 281,847,808	¥ 276,741,152
Significant unconsolidated VIEs- Maximum exposure to loss	1,823,000	1,521,000
Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	12,633,547	11,810,404
Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	7,507,000	5,823,000
Asset-backed commercial paper/loan programs
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	0	0
Asset-backed commercial paper/loan programs | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	2,816,000	3,387,000
Asset-backed commercial paper/loan programs | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	0	0
Asset-backed securitizations
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	102,000	100,000
Asset-backed securitizations | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	2,808,000	1,609,000
Asset-backed securitizations | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	181,000	181,000
Investments in securitization products
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	0	0
Investments in securitization products | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	383,000	384,000
Investments in securitization products | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	0	0
Investment funds
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	1,721,000	1,421,000
Investment funds | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	1,963,000	1,562,000
Investment funds | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	7,326,000	5,642,000
Trust arrangements and other
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	0	0
Trust arrangements and other | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	4,664,000	4,869,000
Trust arrangements and other | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	¥ 0	¥ 0